Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment
Reconciliation of property, plant and equipment

	Furniture
	and	Leasehold	TMS
	equipment	improvements	devices	Total
Cost

Balance, December 31, 2018	$203,318	$3,704	$1,000,426	$1,207,448
Additions	—	179,399	847,883	1,027,282
Asset disposal	(27,902)	—	(55,325)	(83,227)

Balance, December 31, 2019	175,416	183,103	1,792,984	2,151,503
Additions	—	—	383,200	383,200
Asset disposal	—	—	(50,093)	(50,093)

Balance, December 31, 2020	$175,416	$183,103	$2,126,091	$2,484,610

Accumulated depreciation

Balance, December 31, 2018	$54,685	$604	$240,693	$295,982
Depreciation	28,723	4,687	157,184	190,594
Asset disposal	—	—	(1,404)	(1,404)

Balance, December 31, 2019	83,408	5,291	396,473	485,172
Depreciation	28,768	25,593	258,154	312,515
Asset disposal	—	—	(4,413)	(4,413)

Balance, December 31, 2020	$112,176	$30,884	$650,214	$793,274

Net book value

Balance, December 31, 2019	$92,008	$177,812	$1,396,511	$1,666,331
Balance, December 31, 2020	63,240	152,219	1,475,877	1,691,336